Stock-based Compensation - LTIP RSUs Nonvested Award Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2016 $ / shares shares
RSU
Nonvested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	329,159
Forfeited (in shares) | shares	(1,032)
Nonvested at end of period (in shares) | shares	328,127
Weighted Average Grant Date Fair Value
Nonvested at beginning of period (in dollars per share) | $ / shares	$ 0.00
Granted (in dollars per share) | $ / shares	33.95
Forfeited (in dollars per share) | $ / shares	33.95
Nonvested at end of period (in dollars per share) | $ / shares	$ 33.95